Accrued Expenses and Other Current and Non-Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities as of March 31, 2022 and December 31, 2021 consist of the following:

	March 31,	December 31,
(in thousands)	2022	2021
Compensation, including bonuses, fringe benefits, and payroll taxes	$4,186	$3,325
Contract liabilities and refund liabilities	220	592
Directors and officers insurance premiums	5,057	5,009
Deferred acquisition consideration (see Note 16)	2,050	2,359
Other liabilities	3,003	2,639
Total accrued expenses and other current liabilities	$14,516	$13,924

Accrued expenses and other current liabilities as of December 31, 2021 and 2020 consist of the following:

(in thousands)	December 31, 2021	December 31, 2020
Compensation, including bonuses, fringe benefits, and payroll taxes	$3,325	$4,210
Deferred revenue and refund liabilities	592	3,379
Directors and officers insurance premiums	5,009	—
Deferred acquisition consideration (see Note 16)	2,359	50
Other liabilities	2,639	1,813
Total accrued expenses and other current liabilities	$13,924	$9,452